UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
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           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
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Title:       Principal
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Phone:       212-247-2990
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Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz            New York, New York         May 15, 2009
-----------------------------      -------------------      ----------------
    [Signature]                       [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:         $100,696
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             13F File Number            Name

NONE


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                                                            FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
                                                          VALUE      SHRS OR SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS      SOLE  SHARED  NONE

AKAMAI TECHNOLOGIES INC       COM             00971T101    5,723     295,000 SH        SOLE                    295,000
COMCAST CORP NEW              CL A            20030N101    3,478     255,000 SH        SOLE                    255,000
DG FASTCHANNEL INC            COM             23326R109    8,728     465,019 SH        SOLE                    465,019
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104    5,879     367,000 SH        SOLE                    367,000
EARTHLINK INC                 COM             270321102    6,049     920,700 SH        SOLE                    920,700
EMBARQ CORP                   COM             29078E105    2,574      68,000 SH        SOLE                     68,000
GOOGLE INC                    CL A            38259P508    6,613      19,000 SH  PUT   SOLE                     19,000
GOOGLE INC                    CL A            38259P508    8,893      25,550 SH        SOLE                     25,550
KNOLOGY INC                   COM             499183804      730     177,178 SH        SOLE                    177,178
LEAP WIRELESS INTL INC        COM NEW         521863308    4,292     123,100 SH        SOLE                    123,100
LIBERTY MEDIA CORP NEW        ENT COM SER A   53071M500    9,697     486,063 SH        SOLE                    486,063
LINCOLN EDL SVCS CORP         COM             533535100    5,535     302,113 SH        SOLE                    302,113
MEDIACOM COMMUNICATIONS CORP  CL A            58446K105    4,292   1,065,132 SH        SOLE                  1,065,132
MOVE INC COM                  COM             62458M108    2,419   1,668,112 SH        SOLE                  1,668,112
NEUTRAL TANDEM INC            COM             64128B108    5,440     221,050 SH        SOLE                    221,050
STRAYER ED INC                COM             863236105    5,860      32,580 SH        SOLE                     32,580
SWITCH & DATA FACILITIES COM  COM             871043105    7,230     824,408 SH        SOLE                    824,408
TIME WARNER INC               COM             887317105    4,600     238,332 SH        SOLE                    238,332
TIME WARNER CABLE INC         COM             88732J207      727      29,333 SH        SOLE                     29,333
VIRGIN MOBILE USA INC         CL A            92769R108    2,017   1,563,494 SH        SOLE                  1,563,494

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